Liabilities Related to Business Combinations and to Non-Controlling Interests - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Commitments relating to contingent consideration in connection with business combinations and buyouts of non-controlling interests		€ 4,293	[1]	€ 4,832	€ 5,073
Bayer schering pharma AG [Member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Payment to sale of business period	10 years
Milestone payment period	2021
Fair value of the contingent consideration payable to Bayer		€ 701		€ 1,013
Increase in fair value of liability		3.00%
Bayer schering pharma AG [Member] | Top of range [Member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Potentiel payments related to percentage of sales of alemtuzumab | $	$ 1,250,000,000
Milestone payment | $	$ 900,000,000
MSD [member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Fair value of the contingent consideration payable to MSD		€ 420

[1]	This line does not include put options granted to non-controlling interests.